Right of Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2023
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities [Text Block]

9. Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets and Lease Liabilities in its consolidated statement of financial position related to properties for which the Company has entered into lease agreements that expire in more than one year at the inception of the leases. These leases are in a single class of Right of Use Assets, whose carrying value at March 31, 2023 was $4,845,738 (March 31, 2022 - $116,678). Rental payments on the Right of Use Assets are discounted using an 8% rate of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and include the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the year ended March 31, 2023 the Company incurred interest expense of $229,743 (2022 - $18,321; 2021 - $39,432) on the Lease Liabilities, recognized depreciation expense of $571,793 (2022 - $233,500; 2021 - $265,013) on the Right of Use Assets and made total rental payments of $394,580 (2022 - $284,363; 2021 - $311,899).

During the year ended March 31, 2023 the Company entered into four property leases that are accounted for as Right of Use Assets and lease liabilities under IFRS 16, as follows:

• a two-year lease of an office in California that commenced in February 2023;

• a one-year lease that commenced in August 2022;

• a twelve-year lease on a property in West Virginia that commenced in August 2022 (see below), and;

• a lease that was assumed in the acquisition of Lion Truck Body (Note 21) that expires in December 2024.

GreenPower entered into a Contract of Lease-Purchase with the South Charleston Development Authority for a property located in South Charleston, West Virginia during the year ended March 31, 2023. The terms of the lease required no cash up front and monthly lease payments that start May 1, 2023. GreenPower is eligible for up to $1,300,000 forgiveness on the lease, calculated on a pro-rata basis for the employment up to 200 employees by December 31, 2024. GreenPower is also eligible for additional forgiveness of $500,000 for every 100 employees above the first 200. Title to the property will be transferred to GreenPower once total lease and the amount of the forgiveness reach $6.7 million. The lease liability recorded for this lease at lease inception was not reduced to reflect contingently forgivable amounts due to the uncertainty of the attainment of employment levels required to realize these lease liability reduction benefits as at the inception of the lease.

The following table summarizes remaining payments on GreenPower's Lease Liabilities (undiscounted) as at March 31, 2023:

1 year	$1,044,016
thereafter	6,436,500
less amount representing interest expense	(2,240,665)
Lease liability	5,239,851
Current Portion of Lease Liabilities	669,040
Long Term Portion of Lease Liabilities	$4,570,811

Payments on leases that were classified as short-term leases for the year ended March 31, 2023 totaled $236,480 (2022 - $132,500, 2021 - $65,708). Payments on short term leases are recognized in office expense, and remaining payments on short term leases as at March 31, 2023 total $21,495.